Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

February 28, 2021

ADGF-QTLY-0421
1.797922.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.2%
Entertainment - 3.1%
Activision Blizzard, Inc.	104,900	$10,029
CD Projekt RED SA (a)	46,000	2,892
Electronic Arts, Inc.	24,000	3,215
The Walt Disney Co. (a)	87,400	16,522
		32,658
Interactive Media & Services - 3.4%
Alphabet, Inc. Class A (a)	5,800	11,727
Facebook, Inc. Class A (a)	48,100	12,392
Tencent Holdings Ltd.	89,200	7,760
Z Holdings Corp.	546,000	3,333
		35,212
Media - 1.7%
Comcast Corp. Class A	197,750	10,425
Interpublic Group of Companies, Inc.	294,200	7,685
		18,110

TOTAL COMMUNICATION SERVICES		85,980

CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.1%
BorgWarner, Inc.	170,900	7,691
Lear Corp.	25,100	4,169
		11,860
Automobiles - 1.3%
General Motors Co.	168,800	8,665
Harley-Davidson, Inc. (b)	84,500	3,014
Hyundai Motor Co.	6,690	1,406
		13,085
Diversified Consumer Services - 0.1%
H&R Block, Inc.	72,900	1,402
Hotels, Restaurants & Leisure - 4.6%
Aristocrat Leisure Ltd.	186,509	4,357
Cedar Fair LP (depositary unit)	47,600	2,340
Churchill Downs, Inc.	27,900	6,435
Domino's Pizza, Inc.	8,800	3,049
Hilton Worldwide Holdings, Inc.	60,000	7,421
Marriott International, Inc. Class A	52,800	7,818
Restaurant Brands International, Inc.	101,700	6,094
Starbucks Corp.	92,300	9,971
Wingstop, Inc.	9,500	1,293
		48,778
Household Durables - 2.6%
Lennar Corp. Class A	87,100	7,227
Sony Corp.	79,100	8,353
Whirlpool Corp.	59,600	11,329
		26,909
Internet & Direct Marketing Retail - 0.8%
Expedia, Inc.	55,100	8,871
Leisure Products - 0.2%
Smith & Wesson Brands, Inc. (b)	109,200	1,879
Multiline Retail - 1.2%
Dollar General Corp.	38,400	7,257
Target Corp.	26,700	4,898
		12,155
Specialty Retail - 1.3%
Camping World Holdings, Inc. (b)	126,700	3,966
Lowe's Companies, Inc.	37,000	5,911
Williams-Sonoma, Inc.	28,700	3,768
		13,645
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	68,700	6,867
Tapestry, Inc.	263,800	11,117
		17,984

TOTAL CONSUMER DISCRETIONARY		156,568

CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Diageo PLC	101,300	3,969
Keurig Dr. Pepper, Inc. (b)	220,400	6,727
		10,696
Household Products - 1.3%
Energizer Holdings, Inc.	111,300	4,652
Spectrum Brands Holdings, Inc.	113,685	8,816
		13,468
Tobacco - 1.7%
Altria Group, Inc.	228,073	9,944
Swedish Match Co. AB	104,000	7,479
		17,423

TOTAL CONSUMER STAPLES		41,587

ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Cameco Corp. (b)	186,400	2,919
Equinor ASA sponsored ADR	193,700	3,673
Exxon Mobil Corp.	220,122	11,968
Hess Corp.	61,700	4,043
Phillips 66 Co.	83,700	6,951
Reliance Industries Ltd. sponsored GDR (c)	135,600	7,783
		37,337
FINANCIALS - 10.1%
Banks - 5.3%
Bank of America Corp.	477,203	16,564
JPMorgan Chase & Co.	150,593	22,163
Wells Fargo & Co.	461,690	16,699
		55,426
Capital Markets - 2.2%
BlackRock, Inc. Class A	13,100	9,098
Intercontinental Exchange, Inc.	83,100	9,167
Raymond James Financial, Inc.	43,500	5,078
		23,343
Consumer Finance - 1.1%
American Express Co.	11,900	1,610
Discover Financial Services	103,100	9,699
		11,309
Insurance - 1.5%
Arthur J. Gallagher & Co.	72,300	8,662
The Travelers Companies, Inc.	51,400	7,479
		16,141

TOTAL FINANCIALS		106,219

HEALTH CARE - 9.1%
Biotechnology - 1.0%
AbbVie, Inc.	98,500	10,612
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	143,800	5,542
Health Care Providers & Services - 4.1%
Anthem, Inc.	5,400	1,637
Cigna Corp.	53,700	11,272
CVS Health Corp.	88,900	6,057
Humana, Inc.	22,100	8,390
UnitedHealth Group, Inc.	47,797	15,879
		43,235
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	10,900	4,906
Pharmaceuticals - 3.0%
AstraZeneca PLC (United Kingdom)	50,500	4,886
Bristol-Myers Squibb Co.	94,100	5,771
Eli Lilly & Co.	52,900	10,839
Merck KGaA	24,800	4,026
Roche Holding AG (participation certificate)	17,290	5,672
		31,194

TOTAL HEALTH CARE		95,489

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.0%
HEICO Corp. Class A	34,558	4,000
The Boeing Co.	29,900	6,339
		10,339
Air Freight & Logistics - 1.2%
FedEx Corp.	20,200	5,141
United Parcel Service, Inc. Class B	40,400	6,376
ZTO Express, Inc. (a)	36,000	1,208
		12,725
Airlines - 0.3%
Copa Holdings SA Class A	32,100	2,943
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	273,300	8,483
Electrical Equipment - 0.3%
AMETEK, Inc.	25,200	2,973
Industrial Conglomerates - 2.0%
General Electric Co.	1,341,200	16,819
Roper Technologies, Inc.	10,200	3,852
		20,671
Machinery - 2.6%
AG Growth International, Inc.	59,000	1,819
Allison Transmission Holdings, Inc.	125,743	4,768
Cummins, Inc.	21,700	5,494
Fortive Corp.	49,700	3,271
PACCAR, Inc.	78,600	7,152
Toro Co.	50,100	5,049
		27,553
Professional Services - 1.2%
Equifax, Inc.	24,900	4,031
IHS Markit Ltd.	65,100	5,869
Robert Half International, Inc.	39,800	3,096
		12,996
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	125,100	5,404
Ryder System, Inc.	45,100	3,056
TFI International, Inc. (Canada)	107,400	7,502
		15,962

TOTAL INDUSTRIALS		114,645

INFORMATION TECHNOLOGY - 30.5%
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	757,000	3,042
TE Connectivity Ltd.	39,800	5,175
		8,217
IT Services - 6.6%
Amadeus IT Holding SA Class A (a)	13,700	956
Amdocs Ltd.	44,500	3,374
Cognizant Technology Solutions Corp. Class A	55,800	4,100
DXC Technology Co.	173,300	4,371
Fidelity National Information Services, Inc.	83,600	11,537
Genpact Ltd.	236,200	9,552
Global Payments, Inc.	37,000	7,326
ManTech International Corp. Class A	33,100	2,587
Visa, Inc. Class A	121,100	25,720
		69,523
Semiconductors & Semiconductor Equipment - 9.5%
Analog Devices, Inc.	59,600	9,287
Broadcom, Inc.	36,600	17,197
Intel Corp.	173,300	10,533
KLA Corp.	26,100	8,123
Lam Research Corp.	18,500	10,493
Marvell Technology Group Ltd.	118,800	5,736
NVIDIA Corp.	18,100	9,929
NXP Semiconductors NV	15,100	2,757
Qualcomm, Inc.	75,000	10,214
SK Hynix, Inc.	44,930	5,639
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,100	6,813
Universal Display Corp.	13,600	2,879
		99,600
Software - 10.1%
Intuit, Inc.	32,200	12,563
Microsoft Corp.	343,800	79,894
SAP SE	31,600	3,908
SS&C Technologies Holdings, Inc.	120,200	7,967
Temenos Group AG	15,510	2,093
		106,425
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	189,296	22,954
Samsung Electronics Co. Ltd.	192,910	14,115
		37,069

TOTAL INFORMATION TECHNOLOGY		320,834

MATERIALS - 4.0%
Chemicals - 2.7%
Albemarle Corp. U.S.	18,200	2,861
DuPont de Nemours, Inc.	4,607	324
International Flavors & Fragrances, Inc.	33,905	4,594
LG Chemical Ltd.	7,740	5,704
LyondellBasell Industries NV Class A	63,200	6,515
Olin Corp.	30,760	952
The Chemours Co. LLC	29,882	703
Valvoline, Inc.	148,400	3,704
W.R. Grace & Co.	55,000	3,259
		28,616
Metals & Mining - 1.3%
Barrick Gold Corp.	173,600	3,241
Glencore Xstrata PLC	1,036,900	4,220
Newmont Corp.	115,800	6,297
		13,758

TOTAL MATERIALS		42,374

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	27,500	5,944
CoreSite Realty Corp.	37,600	4,576
Four Corners Property Trust, Inc.	205,400	5,564
National Retail Properties, Inc.	48,300	2,117
Simon Property Group, Inc.	53,900	6,086
The Macerich Co.	251,600	3,251
		27,538
UTILITIES - 1.7%
Electric Utilities - 0.4%
Edison International	72,500	3,914
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	24,200	1,758
The AES Corp.	331,100	8,794
		10,552
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	185,800	3,612

TOTAL UTILITIES		18,078

TOTAL COMMON STOCKS
(Cost $815,926)		1,046,649

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.07% (d)	448,919	449
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	7,063,377	7,064
(Cost $7,513)		7,513
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $823,439)		1,054,162
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,919)
NET ASSETS - 100%		$1,051,243

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,783,000 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	3
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events{^^, changes in interest rates and credit quality}. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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